Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback

All cash and equity awards granted under the 2019 Plan will be subject to clawback, cancellation, recoupment, rescission, payback, reduction, or other similar action in accordance with the terms of any Company clawback or similar policy or any applicable law related to such actions, as may be in effect from time to time.